Inventories	9 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventories

Note 6 – Inventories

Inventories consisted of the following:

	March 31, 2012	June 30, 2011
Raw materials	$279,852	$179,957
Work in process	3,278,845	751,529
Supplies	79,333	87,430
Finished goods	3,942,221	1,992,010
Total	$7,580,251	$3,010,926